Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000016574 | Petroleo Brasileiro SA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016574 | Banco Bradesco SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016574 | Credicorp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016574 | Centrais Eletricas Brasileiras SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016574 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016574 | Rumo SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016574 | America Movil SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016574 | Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016574 | PRIO SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016574 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016574 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016574 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016574 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016574 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016574 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016574 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016574 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016574 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016574 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016574 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016574 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016574 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016574 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016574 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016574 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016574 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016574 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016574 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016574 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000016574 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016577 | Petroleo Brasileiro SA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016577 | Banco Bradesco SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016577 | Credicorp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016577 | Centrais Eletricas Brasileiras SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016577 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016577 | Rumo SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016577 | America Movil SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016577 | Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016577 | PRIO SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016577 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016577 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016577 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016577 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016577 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016577 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016577 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016577 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016577 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016577 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016577 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016577 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016577 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016577 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016577 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016577 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016577 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016577 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016577 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016577 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000016577 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016579 | Petroleo Brasileiro SA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016579 | Banco Bradesco SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016579 | Credicorp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016579 | Centrais Eletricas Brasileiras SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016579 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000016579 | Rumo SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016579 | America Movil SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000016579 | Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016579 | PRIO SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016579 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016579 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000016579 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016579 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016579 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016579 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016579 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016579 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016579 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016579 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016579 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016579 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016579 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016579 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016579 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016579 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016579 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016579 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016579 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016579 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000016579 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152125 | Petroleo Brasileiro SA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152125 | Banco Bradesco SA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152125 | Credicorp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152125 | Centrais Eletricas Brasileiras SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152125 | Cia de Saneamento Basico do Estado de Sao Paulo SABESP
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152125 | Rumo SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152125 | America Movil SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152125 | Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152125 | PRIO SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152125 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152125 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000152125 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000152125 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152125 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000152125 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152125 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000152125 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152125 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152125 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152125 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152125 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152125 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000152125 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000152125 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152125 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152125 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152125 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152125 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152125 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000152125 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%